LEASES AS LESSEE	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES AS LESSEE

13. LEASES AS LESSEE

The Company has operating leases mainly for certain plants and financing leases for certain machinery and equipment as a lessee. There are nine operating lease agreements, and one finance lease agreements existed for the six months ended June 30 2025.

The depreciable life of assets and leasehold improvements is limited by the expected lease term unless there is a transfer of title or purchase option that is reasonably certain of being exercised.

Supplemental balance sheet information related to operating lease was as follows:

	As of
	December 31, 2024	June 30, 2025
	$US	$US
		(Unaudited)
Operating lease right-of-use assets	1,242,524	1,037,959

Operating lease liabilities – current	423,214	432,730
Operating lease liabilities – non-current	755,395	548,771
Total operating lease liabilities	1,178,609	981,501

	For the six months ended June 30,
	2024	2025
	(Unaudited)
Weighted discount rate for the operating lease	3.74%	3.74%
Weighted average remaining lease term	40 months	31 months

Supplemental balance sheet information related to financing lease was as follows:

As of
	December 31, 2024	June 30, 2025
	$US	$US
(Unaudited)
Finance lease right-of-use assets	38,160	—
Finance lease payment liabilities-current	—	—
Total finance lease liabilities	—	—

	For the six months ended June 30,
	2024	2025
	(Unaudited)
Weighted discount rate for the financing lease	3.87%	3.87%
Weighted average remaining lease term	7 months	0 months

 For the six months ended June 30, 2024 and 2025, the lease expense was as follows:

	For the six months ended June 30,
	2024	2025
	$US	$US
	(Unaudited)
Operating leases expense	158,590	213,488
Short-term lease expense	21,329	23,328
Finance lease cost	161,212	38,495
Interest	13,623	20,667
Total	354,754	295,978

Because most of the leases do not provide an implicit rate of return, the Company used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Company’s operating leases as of June 30, 2025:

For the year ended June 30,	Amount
$US
Remainder of 2025	237,793
2026	450,153
2027	255,370
2028	59,559
2029	16,022
2030 and thereafter	13,352
Total lease payments	1,032,249
Less: imputed interest	(50,748)
Total operating lease liabilities, net of interest	981,501